Stock Options, Restricted Stock and Warrants - Schedule of Outstanding Warrants to Purchase Common Stock (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Oct. 11, 2012	Oct. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Oct. 11, 2012
Class of Warrant or Right [Line Items]
Number of Warrants			1,215,660
Exercise Price Per Share	$ 6.50				$ 6.50
Proceeds from issuance of Series J preferred stock and warrants	$ 27,800,000	$ 30,000,000
Common stock warrants issued with rights offering			$ 1,321,000	$ 1,321,000
May 16, 2014 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants			12,857
Exercise Price Per Share			$ 322.50
September 30, 2014 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants			10,726
Exercise Price Per Share			$ 145.40
December 28, 2014 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants			177,095
Exercise Price Per Share			$ 145.40
October 11, 2017 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	1,014,982		1,014,982		1,014,982
Exercise Price Per Share			$ 6.50